FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Apr. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Assets, Total				$ 71,432,177	$ 295,802,694
Liabilities:
Derivative Liability	$ 446,776	$ 446,776
Change in fair value of derivative liability - Backstop Subscription Agreement	(89,929)	(446,776)
Backstop Subscription Agreement
Liabilities:
Derivative Liability	446,776	446,776	$ 361,124
Change in fair value of derivative liability - Backstop Subscription Agreement	89,929	89,929
Recurring | Backstop Subscription Agreement
Liabilities:
Derivative Liability	446,776	446,776
U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	49,915,251	49,915,251		71,432,177	295,802,694
Level 1
Assets:
Assets, Total				71,432,177	295,802,694
Level 1 | U.S. Money Market Funds held in Trust Account | Recurring
Assets:
Assets, Total	49,915,251	49,915,251		$ 71,432,177	$ 295,802,694
Level 3 | Recurring | Backstop Subscription Agreement
Liabilities:
Derivative Liability	$ 446,776	$ 446,776